AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value

Common Stocks - 57.5%			Oracle Corp.	1,850,000	$101,805,500

Communication Services - 9.4%			Total Information Technology		291,324,650

Alphabet, Inc. , Class C*	47,000	$57,293,000	Total Common Stocks
			(Cost $1,553,895,870)		2,106,372,011
Fox Corp., Class B	2,733,332	86,209,291

News Corp., Class A	2,845,644	39,611,365		Principal
				Amount
The Walt Disney Co.	1,250,000	162,900,000
			Corporate Bonds and Notes - 2.2%
Total Communication Services		346,013,656
			Energy - 0.4%
Consumer Discretionary - 7.1%
			W&T Offshore, Inc.
Booking Holdings, Inc. *	55,300	108,532,333	9.750%, 11/01/23[2]	$15,724,000	15,010,445

Hyundai Home Shopping Network			Industrials - 1.8%
Corp. (South Korea)	513,963	39,296,033
			Weatherford International LLC
Macy's, Inc.[1]	5,963,000	92,665,020	6.800%, 06/15/37[3]	1,600,000	564,000

Rinnai Corp. (Japan)	276,000	18,597,582	9.875%, 03/01/25[3]	25,623,000	8,839,935

Total Consumer Discretionary		259,090,968	Weatherford International, Ltd.
			4.500%, 04/15/22[3]	23,109,000	8,030,378
Consumer Staples - 16.2%			5.125%, 09/15/20 [3]	450,000	155,250
The Coca-Cola Co.	2,350,000	127,934,000	5.950%, 04/15/42[3]	41,613,000	14,460,518
			6.500%, 08/01/36[3]	2,142,000	738,990
Hengan International Group Co., Ltd. (China) [1]	5,872,300	38,479,094
			6.750%, 09/15/40[3]	1,876,000	651,910
PepsiCo, Inc.	1,300,000	178,230,000	8.250%, 06/15/23[3]	31,449,000	11,164,395
			9.875%, 02/15/24 [3]	58,593,000	20,946,997
The Procter & Gamble Co.	1,400,000	174,132,000	9.875%, 03/01/39[3]	4,767,000	1,692,285
Sysco Corp.	950,000	75,430,000
			Total Industrials		67,244,658
Total Consumer Staples		594,205,094
			Total Corporate Bonds and Notes
Energy - 1.9%			(Cost $99,759,087)		82,255,103

ConocoPhillips	650,000	37,037,000
				Shares
Exxon Mobil Corp.	450,000	31,774,500
			Preferred Stocks - 14.7%
Total Energy		68,811,500
			Consumer Staples - 0.4%
Financials - 3.6%
			Amorepacific Corp., 1.510% (South Korea)	243,934	14,947,948
The Bank of New York Mellon Corp.	650,000	29,386,500
			Information Technology - 14.3%
State Street Corp.	1,050,000	62,149,500
			Samsung Electronics Co., Ltd., 2.640% (South
U. S. Bancorp	750,000	41,505,000	Korea)	15,863,196	523,629,583

Total Financials		133,041,000	Total Preferred Stocks
Health Care - 4.2%			(Cost $381,321,847)		538,577,531

Johnson & Johnson	1,200,000	155,256,000		Principal
Industrials - 7.1%				Amount

Aggreko PLC (United Kingdom)	2,890,601	29,528,297	Short-Term Investments - 25.3%

Bollore SA (France)	42,402,886	175,589,322	Joint Repurchase Agreements - 0.0%

Brenntag AG (Germany)	1,106,437	53,511,524	RBC Dominion Securities, Inc. , dated 09/30/19,
			due 10/01/19, 2.370% total to be received
Total Industrials		258,629,143
			$542,834 (collateralized by various
Information Technology - 8.0%			U. S. Government Agency Obligations and

Cisco Systems, Inc.	1,000,000	49,410,000	U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
			09/01/49, totaling $553,654)	$542,798	542,798
Cognizant Technology Solutions Corp., Class A	710,000	42,788,150

Microsoft Corp.	700,000	97,321,000

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares		Value
Other Investment Companies - 25.3%			Total Investments - 99.7%
Dreyfus Government Cash Management Fund,			(Cost $2,959,676,870)			$3,651,904,711
Institutional Shares, 1.85% [4]	310,358,504	$310,358,504	Other Assets, less Liabilities - 0.3%			12,629,875
JPMorgan U. S. Government Money Market Fund,			Net Assets - 100.0%		$3,664,534,586
IM Shares, 1.87%[4]	613,798,764	613,798,764
Total Other Investment Companies		924,157,268
Total Short-Term Investments
(Cost $924,700,066)		924,700,066

* Non-income producing security.			[3] Security is in default. Issuer has failed to make a timely payment of either principal or
[1] Some of these securities, amounting to $92,254,476 or 2.5% of net assets, were out on			either interest or has failed to comply with some provision of the bond indenture.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the September 30, 2019, seven day average yield, which refers
Obligations. See below for more information.			to the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			percentage.
security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2019, the value of these securities amounted to $15,010,445 or
0.4% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples			$555,726,000	$38,479,094	—	$594,205,094
Communication Services			346,013,656	—	—	346,013,656
Information Technology			291,324,650	—	—	291,324,650
Consumer Discretionary			201,197,353	57,893,615	—	259,090,968
Industrials			—	258,629,143	—	258,629,143
Health Care			155,256,000	—	—	155,256,000
Financials			133,041,000	—	—	133,041,000
Energy			68,811,500	—	—	68,811,500
Corporate Bonds and Notes †			—	82,255,103	—	82,255,103
Preferred Stocks †			—	538,577,531	—	538,577,531
Short-Term Investments
Joint Repurchase Agreements			—	542,798	—	542,798
Other Investment Companies			924,157,268	—	—	924,157,268
Total Investments in Securities			$2,675,527,427	$976,377,284	—	$3,651,904,711

† All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
China			1.4
France			6.4
Germany			2.0
Japan			0.7
South Korea			21.2
United Kingdom			1.1
United States			67.2
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$92,254,476	$542,798	$92,087,197	$92,629,995

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	11/07/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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